UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number     811-10415
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                     Lazard Alternative Strategies Fund, LLC
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               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
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               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2003 - June 30, 2004
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

FORM N-PX INFO FOR LAZARD ALTERNATIVE STRATEGIES FUND, LLC

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Name of Registrant                  Lazard Alternative Strategies Fund, LLC
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1940 Act File No:                   811-10415
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Issuer                              The Contra Fund Limited
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Exchange or Ticker                  N/A
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CUSIP                               N/A
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Shareholder Meeting Date            October 22, 2003
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ID of Matter to be voted on         An amendment to the Articles of Association
                                    which would restrict the power of the
                                    Directors of the Fund to defer redemption
                                    requests.
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Issuer or security holder           Issuer
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Cast Vote?                          Yes
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How registrant cast vote            For
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Whether vote was for or             For Management
against management
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                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant     Lazard Alternative Strategies Fund, LLC
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By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                                   Michael Rome, Chief Executive Officer
                                   (Principal Executive Officer)


Date           August 20, 2004
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*Print the name and title of each signing officer under his or her signature.